Research and development expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Research and development expenses
Schedule of research and development expenses

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and benefits	$3,056	$2,848	$6,063	$6,192
Materials and consumables	945	351	1,803	1,661
Professional fees and contractors	293	(8)	453	201
Office, insurance and travel	480	328	1,036	778
Software and information technology	166	144	316	312
Share-based compensation	1,492	13	2,544	187
Total	$6,432	$3,676	$12,215	$9,331

	Year ended December 31
	2025	2024
Salaries and benefits	$10,068	$13,877
Materials and consumables	2,732	4,305
Professional fees and contractors	494	1,071
Office, insurance and travel	1,674	1,720
Software and information technology	597	1,063
Share-based compensation	2,800	980
Total	$18,365	$23,016